PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2020	2021
At cost:
Land	808,651	1,552,704
Buildings	9,552,953	12,178,017
Data center equipment	10,694,057	17,710,351
Leasehold improvement	7,307,207	8,230,992
Furniture and office equipment	97,039	137,691
Vehicles	4,383	4,606
	28,464,290	39,814,361
Less: Accumulated depreciation	(4,127,504)	(6,425,293)
	24,336,786	33,389,068
Construction in progress	5,259,275	7,234,435
Property and equipment, net	29,596,061	40,623,503

(1)	The carrying amounts of the Company’s property and equipment acquired under finance leases and other financing arrangement were RMB8,207,825 and RMB8,867,222 as of December 31, 2020 and 2021, respectively.
(2)	Depreciation of property and equipment (including assets acquired under finance leases and other financing arrangement) was RMB1,057,171, RMB1,543,130 and RMB2,399,451 for the years ended December 31, 2019, 2020 and 2021, respectively, and included in the following captions:

	Years ended December 31,
	2019	2020	2021

Cost of revenue	1,045,446	1,418,846	2,264,620
General and administrative expenses	10,448	120,604	129,128
Research and development expenses	1,277	3,680	5,703
	1,057,171	1,543,130	2,399,451

(3)	Property and equipment with net a book value of RMB3,497,447 and RMB4,479,259 was pledged as security for bank loans (Note 9) and other financing obligations (Note 12) as of December 31, 2020 and 2021, respectively.
(4)	As of December 31, 2020 and 2021, payables for purchase of property and equipment that are contractually due beyond one year of RMB139,162 and nil, respectively, are recorded in other long-term liabilities (Note 13) in the consolidated balance sheets.